Note 9 - Leases - Supplemental Balance Sheet Information (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Operating lease assets	$ 4,061,820	$ 1,261,525
Current portion of operating lease liability	550,941	52,543
Noncurrent operating lease liability	3,671,729	1,301,355
Total operating lease liability	$ 4,222,670	$ 1,353,898
Weighted average remaining lease term: Operating leases (in years) (Year)	5 years 10 months 24 days	13 years 3 months 18 days
Weighted average discount rate: Operating lease	8.20%	5.75%